OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Detailed disclosure of other current assets

		As at December 31
(In millions of dollars)	Note	2025	2024

Prepaid expenses		334	304
Current portion of deferred commission costs	6	500	417
Income tax receivable		129	—
Deferred player compensation		108	7
Current portion of residual value return provision asset	6	152	120
Other		16	—

Total other current assets		1,239	849